INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventory, net
	December 31,
	2025	2024
Raw materials, parts and supplies	$1,231	$1,225
Finished products	978	1,296

	$2,209	$2,521